Evinrude Outboard Engine Wind-Down - Summary of Wind-Down Costs (Detail) $ in Millions	12 Months Ended
Jan. 31, 2021 CAD ($)
Evinrude Outboard Engine WindDown [Abstract]
Sales programs	$ 31.9
Inventory write-down	20.4
Impairment charge	52.6
Restructuring costs	29.8
Realignment and exit costs	14.0
Wind-down costs	148.7
Gain on disposal of a property	(12.7)
Net wind-down costs	$ 136.0